Interest in entities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Interest in entities
14. Interest in entities

14.1	Wholly owned subsidiaries and special purpose entities
Wholly owned subsidiaries and special purpose entities controlled directly or indirectly by the Company are described in Note 2.1.3 and are consolidated into the Embraer group.
There are no contractual or legal restrictions on the Company’s access to assets or settlement of liabilities of the wholly owned subsidiaries of the group.
There are inherent risks to the operations of these entities, the most significant of which are described below:

•	Economic Risks: potential losses from fluctuations in market conditions (price of products, exchange rate and interest).

•	Operational risk: potential losses resulting from the emergence of new technologies or failure of current processes.

•	Credit risk: potential losses that might occur if a third party (customer) becomes unable to meet its obligations, and

•	Liquidity risk: financial inability to meet financial obligations.

14.2	Subsidiaries with participation of non-controlling shareholders
Non-controlling
shareholders have interests in the group entities listed below, however, based on contractual agreements and analysis of the applicable accounting standards, the Company has control and therefore has the right to consolidate the following entities:

		Embraer Group			Comprehensive
Entity	Country	interest%	Non-controlling interest		income
OGMA - Indústria Aeronática de Portugal S.A.	Portugal	65.0%	35.0%	53.9	3.0
Embraer CAE Training Services Ltd.	United Kingdom	51.0%	49.0%	—	—
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%	20.0	(0.5)
Embraer CAE Training Services	United States of America	51.0%	49.0%	23.0	10.2

				96.9

Embraer group holds 51.0% of the entities Embraer CAE Training Services Ltd., Visiona Tecnologia Espacial S.A. and Embraer CAE Training Services. The powers described in the contractual agreements show that the Board of Directors is mainly comprised of Embraer representatives and the Embraer Group directs the principal operating activities of the entity.
The financial position of the most significant entity of the group with non-controlling
interests is summarized below, which is OGMA - Indústria Aeronáutica de Portugal S.A. Other entities combined represent less than 5% of consolidated profit before taxes on income.

	12.31.2019	12.31.2018
Cash and cash equivalents	24.3	12.9
Current assets	180.2	168.9
Non current assets	60.8	61.0
Current liabilities	86.5	74.5
Non current liabilities	0.4	0.1
Noncontrolling interest	53.9	54.3

	12.31.2019	12.31.2018
Revenue	277.5	162.9
Net income for the year	3.0	6.6

Group subsidiaries with
non-controlling
interests are subject to the same risks as the wholly owned subsidiaries.